Organization and Description of Business (Details) - USD ($)	May 23, 2023	Jul. 09, 2019
Organization and Description of Business [Line Items]
Limited liability capital		$ 100,000
Hong Kong Takung [Member]
Organization and Description of Business [Line Items]
Purchase price	$ 1,500,000